INCOME TAX EXPENSE (RECOVERY) - Impact of U.S Tax reform (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense (recovery)
Income tax expense (recovery)		$ (23.2)	$ 49.6
Net income tax benefit due to U.S tax reform legislation		93.4
Net income tax benefit in respect of of collectivibility of AMT credit included in long-term receiveables		$ 124.4
Applicable tax rate		26.50%	26.50%
United States
Income tax expense (recovery)
Applicable tax rate		35.00%
Forecast | United States
Income tax expense (recovery)
Applicable tax rate	21.00%